Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Subsequent Events

15.   Subsequent Events:

On April 16, 2021, the Company completed the acquisition of OZCO Building Products (“OZCO”), a leading manufacturer of superior quality hardware that offers structural fasteners and connectors used for decks, fences and other outdoor structures, for a total purchase price of $43,500. The Company entered into an amendment (“OZCO Amendment”) to the term loan credit agreement dated May 31, 2018, which provided $35,000 of incremental term loan funds to be used to finance the acquisition.

20.  Subsequent Events

The Company evaluated subsequent events through March 11, 2021, the date these financial statements were issued. Other than the item discussed below, there were no material subsequent events that required recognition or additional disclosure in these financial statements.

On January 24, 2021, the Company’s parent, HMAN Group Holdings, Inc., and Landcadia Holdings III, Inc. (“Landcadia”), a special purpose acquisition company (“SPAC”) entered into an agreement (“Merger Agreement”) whereby the Parent would become a wholly owned subsidiary of Landcadia for the consideration of $911.3 million upon approval of the Landcadia shareholders and will be accounted for as a reverse acquisition resulting in a recapitalization of HMAN Group Holdings. Consideration would be a combination of roll-over equity by current Company shareholders, new share purchases by Landcadia SPAC participants, cash from a new credit agreement and refinancing of existing credit facilities of the Company. A full description of the proposed acquisition terms may be found in the Landcadia Proxy Statement dated February 3, 2021 (the “Proxy”) filed with the United States Securities and Exchange Commission (“SEC”), which is available on www.sec.gov.